Revenue and segment information (Assets and liabilities information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Segment assets	¥ 500,771,223	¥ 449,904,658
Including:
Segment liabilities	(367,213,210)	(298,288,460)
PRC GAAP [member]
Disclosure of operating segments [line items]
Segment assets	481,458,983	432,724,799
Including:
Segment liabilities	(363,958,629)	(293,841,909)
PRC GAAP [member] | Total [member]
Disclosure of operating segments [line items]
Segment assets	481,458,983	432,724,799
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	49,791,978	38,775,008
Investments in associates	18,957,911	18,086,187
Investments in joint ventures	2,519,073	2,744,522
Segment liabilities	(363,958,629)	(293,841,909)
PRC power segment [member] | PRC GAAP [member]
Disclosure of operating segments [line items]
Segment assets	430,142,720	382,917,976
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	48,632,163	38,156,544
Investments in associates	13,962,007	14,230,345
Investments in joint ventures	1,367,492	1,550,986
Segment liabilities	(337,445,709)	(265,407,038)
Overseas segment [member] | PRC GAAP [member]
Disclosure of operating segments [line items]
Segment assets	40,378,092	39,922,997
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	485,642	432,151
Segment liabilities	(23,857,688)	(23,933,317)
All other segments [member] | PRC GAAP [member]
Disclosure of operating segments [line items]
Segment assets	10,938,171	9,883,826
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	674,173	186,313
Investments in associates	4,995,904	3,855,842
Investments in joint ventures	1,151,581	1,193,536
Segment liabilities	¥ (2,655,232)	¥ (4,501,554)